Income Taxes - Summary of Deferred Tax Assets and Liabilities as of the Dates (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Deferred income tax assets:
Net Operating Loss Carryforward	$ 8,206	$ 6,173
Tax Credit Carryforward	9,529	6,286
Accruals and Reserves	1,762	976
Intangibles	14,158	9,476
Lease liability	2,565	2,736
Deferred tax assets	36,220	25,647
Less: valuation allowance	(17,936)	(12,921)
Net deferred tax assets	18,284	12,726
Deferred tax liabilities
Goodwill	(35,096)	(25,015)
Accrued Interest		(8,531)
Right-of-use-asset	(2,424)	(2,561)
Other	(359)	(627)
Deferred tax liabilities	(37,879)	(36,734)
Net deferred tax assets /(liabilities)	$ (19,595)	$ (24,008)